Research Development Expenses	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Research & Development Expenses

12.Research & Development Expenses

	For the Year Ended December 31,
	2021	2020*	2019
	$’000	$’000	$’000
Employee benefits	42,877	53,332	36,630
Contractors and consultants expense	3,917	645	14,752
Other	740	734	(177)
Total	47,534	54,711	51,205

* Restated to reflect reclassification of certain expense items described in Note 2.